Balance Sheet Details - Summary of Prepaid Expenses and Other Assets (Detail) - USD ($) $ in Thousands		Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid clinical expenses	[1]	$ 388
Prepaid other expenses		546	$ 756
Commercial manufacturing costs	[2]		1,751
Other receivables		67	628
Prepaid expenses and other assets		$ 1,001	$ 3,135	$ 180

[1]	During the second half of 2015, following the reduction in workforce initiatives (see Note 7), the Company prepaid certain contract research organizations, or CROs, to manage most aspects of the ongoing CUPID2 trial, including the future payments to clinical sites for patient costs. Additionally, the Company prepaid $0.4 million to CROs in October 2015.
[2]	The commercial manufacturing costs consisted mainly of design and engineering services for commercial drug manufacturing capabilities. The Company determined that it was probable that it would not complete the commercial manufacturing project in light of the CUPID 2 clinical data announced in April 2015 (see Note 7). The Company therefore recorded the costs accumulated as of December 31, 2014 and activity in 2015 as a period expense in the consolidated financial statements in the nine month period ended September 30, 2015.